Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans
NOTE 21	Employee Benefit Plans

The Company provides benefits to its employees by offering employees participation in certain defined contribution plans. The employee benefit plans through which TSYS provided benefits to its employees during 2012 are described as follows:

TSYS RETIREMENT SAVINGS PLAN:    Beginning in 2010, all qualified plans maintained by TSYS were combined into a single plan, the Retirement Savings Plan, which is designed to reward all team members of TSYS U.S.—based companies with a uniform employer contribution. The terms of the plan provide for the Company to match 100% of the employee contribution up to 4% of eligible compensation. The Company can make discretionary contributions up to another 4% based upon business conditions.

The Company’s contributions to the plan charged to expense for the years ended December 31 are as follows:

(in thousands)	2012	2011	2010
TSYS Retirement Savings Plan	$13,421	15,951	15,430

STOCK PURCHASE PLAN:    The Company maintains a stock purchase plan for employees and previously maintained a stock purchase plan for directors. The Company contributes 15% of employee contributions and contributed 15% director voluntary contributions. The funds are used to purchase presently issued and outstanding shares of TSYS common stock on the open market at fair market value for the benefit of participants. The Director Stock Purchase Plan was terminated on November 30, 2011. The Company’s contributions to these plans charged to expense for the years ended December 31 are as follows:

(in thousands)
2012	$1,140
2011	1,177
2010	1,260

POSTRETIREMENT MEDICAL BENEFITS PLAN:    TSYS provides certain medical benefits to qualified retirees through a postretirement medical benefits plan, which is immaterial to the Company’s consolidated financial statements. The measurement of the benefit expense and accrual of benefit costs associated with the plan do not reflect the effects of the 2003 Medicare Act. Additionally, the benefit expense and accrued benefit cost associated with the plan, as well as any potential impact of the effects of the 2003 Medicare Act, are not significant to the Company’s consolidated financial statements.